Northern Lights Fund Trust III

Counterpoint Tactical Municipal Fund

Incorporated herein by reference is the definitive version of the Prospectus for the Counterpoint Tactical Municipal Fund, filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on June 14, 2018, (SEC Accession 0001580642-18-003030).